Income Taxes - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Expense for income taxes	€ 12,391	€ 6,570	€ 12,586
Effective tax rate, percentage	(8.20%)	(5.50%)	54.00%
Share-based compensation	€ 9,500	€ 15,300	€ 17,300
Impact of non-deductible share-based compensation on effective tax rate, percentage	(2.00%)	(4.00%)	23.10%
Share-based compensation reclassified from equity to liability	€ 1,300			€ 1,300
Impact of deductible share-based compensation on effective tax rate, percentage	0.30%
Goodwill impairment loss	€ 181,900	€ 104,600
Impact of non-deductible impairment expense on goodwill on effective tax rate, percentage	(37.40%)	(27.20%)
Movement in uncertain tax positions	€ (686)	€ 6,311	€ 56
Impact of movement in uncertain tax positions on effective tax rate, percent	0.50%
Income tax effect resulting from weekengo asset deal transaction	€ 0	0	1,938
Current tax expense	15,892	26,304	3,730
Net operating loss carryforwards	1,300	1,300		1,300
Valuation allowance	1,339	1,329		1,339
Intangible assets, net	23,332	27,771		23,332
Impairment of indefinite-lived intangible assets	14,200	80,000		94,200
Impact of intangible asset impairment losses, amount	(4,400)
Undistributed earnings of foreign subsidiaries	1,800	€ 1,700		1,800
Undistributed earnings in domestic subsidiaries	18			€ 18
Trademarks
Operating Loss Carryforwards [Line Items]
Impairment of indefinite-lived intangible assets	€ 14,200
German
Operating Loss Carryforwards [Line Items]
Undistributed earnings in domestic subsidiaries, percentage	5.00%			5.00%
Percentage of tax exempt capital gains on sale of participations	95.00%			95.00%
Weekengo GmbH
Operating Loss Carryforwards [Line Items]
Deferred tax expense			1,300
Current tax expense			€ 600